Leases	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Leases
Leases

We lease property and equipment primarily under operating leases. Renewal options exist for substantially all leases. Future minimum payments, by year and in the aggregate, under noncancelable operating leases with any remaining terms consist of the following as of December 31, 2015:

Year
2016	$155.9
2017	116.4
2018	88.5
2019	63.5
2020	51.1
Thereafter	106.8
Total minimum lease payments	$582.2

Rental expense for all operating leases was $174.9, $197.0 and $232.9 for the years ended December 31, 2015, 2014 and 2013, respectively.